Other Payables	6 Months Ended
Sep. 30, 2025
Other Payables [Abstract]
OTHER PAYABLES

Note 14 — OTHER PAYABLES

The components of other payables are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Other payables
Accrued expenses	1,952,121	1,689,646	1,309,803
Other payables	256,229	215,981	167,427
	2,208,350	1,905,627	1,477,230

Accrued expenses mainly consist of professional service fees and cost incurred for operating activities which are yet to bill.

Other payables mainly consist of payable for other services and utilities expenses.